Going Concern (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Going Concern [Abstract]
Net Loss	¥ (40,675)	$ (5,596)	¥ (30,698)	¥ (82,971)	$ (11,687)	¥ (166,490)	¥ (101,945)
Net cash used in operating activities	(11,088)	$ (1,527)	(52,408)	(74,892)		(109,679)	(92,255)
Accumulated deficit	(1,273,800)			(1,233,106)		(1,150,135)		$ (175,278)	$ (173,679)
Cash and cash equivalents	5,000		¥ 21,941	9,600		69,895	¥ 63,461	$ 689	$ 1,316	¥ 109,916
Wording capital deficit				24,800
Incurred recurring operating losses including net losses	41,000			¥ 83,000		¥ 166,500
Net cash used in operating activities	¥ (11,100)